Assumptions Used In Determining The Benefit Obligation (Detail)	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.70%	5.40%
Rate of compensation increase	3.50%	4.00%